Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [abstract]
Schedule of combined maximum credit risk exposure
The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Environmental trust funds	88.1	79.3
Trade and other receivables[1]	82.3	53.2
Loan advanced – contractor	27.3	68.4
Derivative financial assets	5.1	113.3
Cash and cash equivalents	524.7	886.8
1Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables and diesel rebates amounting to US$181.4 million (2020: US$186.9 million).
Summary of the exposure to credit risk for trade receivables by geographic region
At 31 December 2021, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Ghana	15.4	14.3
Australia	28.7	2.7
Peru	25.8	23.7
Total trade receivables	69.9	40.7

Summary of analysis for non derivative financial liabilities and derivative financial liabilities
The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total

2021
Trade and other payables	480.5	—	—	480.5
Foreign exchange derivative contracts	6.8	—	—	6.8
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	—	583.5	500.0	1,083.5
– Interest	57.5	159.4	72.7	289.6
Environmental rehabilitation costs[5]	12.0	41.5	457.0	510.5
Lease liabilities	82.0	216.4	248.7	547.1
South Deep dividend	0.8	2.9	1.7	5.4
Total	639.6	1,003.7	1,280.1	2,923.4
2020
Trade and other payables	452.0	—	—	452.0
Gold and foreign exchange derivative contracts	21.8	7.3	—	29.1
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	83.5	750.0	500.0	1,333.5
– Interest	62.0	188.6	103.4	354.0
– A$ borrowings[4]
– Capital	—	200.0	—	200.0
– Interest	4.5	8.6	—	13.1
Environmental rehabilitation costs[5]	19.6	34.3	412.7	466.6
Lease liabilities	88.4	228.7	261.2	578.3
South Deep dividend	0.9	3.6	2.3	6.8
Total	732.7	1,421.1	1,279.6	3,433.4
[1]Spot Rate: R15.94 = US$1.00 (2020: R14.69 = US$1.00).
2US$ borrowings – Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 0.10125% (2020: 0.1439% (one month fix)).
[3]The capital amounts of the US$500 million five-year notes issue and the US$500 million 10-year notes issue (2020: US$500 million five-year notes issue and the US$500 million 10-year notes issue) in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.
4AU$ borrowings Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement for 2020 was 0.06%.
[5]Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer to note 25.1). In South Africa and Ghana, US$88.1 million (2020: US$79.3 million) of the environmental rehabilitation costs are funded through the environmental trust funds.

Summary of gain loss from derivative financial instruments
The following table summarises the (loss)/gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

South Deep gold hedge	—	(84.7)	(25.8)
Ghana gold hedge	—	(78.1)	(36.6)
Ghana oil hedge	13.4	(16.9)	2.5
Peru copper hedge	(31.8)	(14.0)	—
Australia gold hedge	(25.6)	(129.6)	(178.8)
Australia oil hedge	7.6	(8.9)	2.3
Australia foreign currency hedge	—	(0.3)	(7.2)
Salares Norte foreign currency hedge	(60.0)	91.2	—
Maverix warrants – gain on fair value	(4.0)	1.3	4.2
Gain on fair value on disposal of Maverix	—	—	2.5
Other	—	1.1	(1.1)
Loss on financial instruments	(100.4)	(238.9)	(238.0)
Comprised of:
Unrealised (loss)/gain and prior year mark-to-market reversals on derivative contracts	(53.0)	176.4	(112.6)
Realised loss on derivative contracts	(43.4)	(416.6)	(132.1)
Maverix warrants – (loss)/gain on fair value	(4.0)	1.3	4.2
Gain on fair value on disposal of Maverix	—	—	2.5
Loss on financial instruments	(100.4)	(238.9)	(238.0)

Summary of effect of change in finance expense on group's shareholders' equity
The table below summarises the impact of increases/decreases of the equity prices of listed investments at fair value through OCI on the Group’s shareholders’ equity. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%

2021
(Decrease)/increase in OCI[1]	(3.1)	(1.5)	1.5	3.1
2020
(Decrease)/increase in OCI[1]	(4.2)	(2.1)	2.1	4.2
[1]Spot rate: R15.94 = US$1.00 (2020: R14.69 = US$1.00)
The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%

2021
Increase/(decrease) in OCI	3.5	7.1	(6.5)	(3.3)
2020
Increase/(decrease) in OCI	4.1	8.4	(7.4)	(3.8)

Sensitivity to preference share price risk Figures in millions unless otherwise stated			(Decrease)/increase in timing of cash flows
			1 year earlier	1 year later

2021
Increase/(decrease) in OCI			8.5	(7.8)
2020
Increase/(decrease) in OCI			6.4	(7.2)

Schedule of effect of a change in loss on financial instruments vo value the gold derivative contracts
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss for the year ended 31 December 2020 in case of changes in the key inputs used to value the gold derivative contracts. The effect is not material for the year ended 31 December 2021 and has not been disclosed. The first analysis is based on the assumption that the gold forward prices have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to gold forward prices	(Decrease)/increase in gold forward prices
Figures in millions unless otherwise stated	(US$150)	(US$100)	(US$50)	US$50	US$100	US$150

2020
(Increase)/decrease in loss on financial instruments	35.4	20.1	8.6	(6.5)	(11.4)	(15.0)

	United States Dollar
Sensitivity to interest rates[1]	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%

2020
(Increase)/decrease in loss on financial instruments	(5.2)	(2.9)	(0.8)	3.0	4.8	6.4
1In determining the interest rate sensitivity of the AUD XAU Puts only the impact of the specified interest rate change on the risk-free interest rate as used in the Black-Scholes Option pricing was considered.
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the Salares Norte foreign currency contracts. The first analysis is based on the assumption that the Chilean Peso exchange rates have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to exchange rate	(Decrease)/increase in Chilean peso exchange rates
Figures in millions unless otherwise stated	(15.0%)	(10.0%)	(5.0%)	5.0%	10.0%	15.0%

2021
(Increase)/decrease in loss on financial instruments	22.5	11.3	1.3	(15.8)	(23.2)	(30.0)
2020
(Increase)/decrease in loss on financial instruments	74.2	49.5	24.7	(24.7)	(49.5)	(74.2)

	United States Dollar
Sensitivity to interest rates	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	5.0%	1.0%	1.5%

2021
(Increase)/decrease in loss on financial instruments	(0.5)	(0.4)	(0.2)	0.2	0.4	0.5
2020
(Increase)/decrease in loss on financial instruments	(7.3)	(4.8)	(2.4)	2.4	4.8	7.1

Summary of effect of change in finance expense on group's profit or loss had LIBOR and prime differed as indicated
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%

2021
Sensitivity to LIBOR interest rates	(2.2)	(1.5)	(0.7)	0.7	1.5	2.2
Sensitivity to BBSY interest rates[1]	(2.7)	(1.8)	(0.9)	0.9	1.8	2.7
Change in finance expense	(4.9)	(3.3)	(1.6)	1.6	3.3	4.9
2020
Sensitivity to LIBOR interest rates	(1.5)	(1.0)	(0.5)	0.5	1.0	1.5
Sensitivity to BBSY interest rates[1]	(2.1)	(1.4)	(0.7)	0.7	1.4	2.1
Change in finance expense	(3.6)	(2.4)	(1.2)	1.2	2.4	3.6
[1]Average rate: A$0.75= US$1.00 (2020: A$$0.69 = US$1.00).